Subsequent events	12 Months Ended
Jun. 30, 2018
Subsequent Events
Subsequent events

36. Subsequent events

Partial prepayment of IDBD debentures

 The Board of Directors of IDBD resolved to perform a partial prepayment of series M debentures of IDBD, which took place on August 28, 2018. The partial prepayment amounted to NIS 146 million (approximately Ps 1,572 as of the date of issuance of these financial statements) which represents a 14.02% of the remaining amount of series M debentures.

Possible sale of a subsidiary of IDB Tourism

 On August 14, 2018, the Board of Directors of IDB Tourism approved its engagement in a memorandum of understanding for the sale of 50% of the issued share capital of a company which manages the incoming tourism operation which is held by Israir for a total consideration of NIS 26 million (approximately Ps. 265 as of the date of issuance of these financial statements). The closing of the transaction is expected by November 30, 2018. This transaction does not change the intentions of selling the whole investment in IDBT, which the management of the company expects to compete before June 2019.

 Partial sale of Clal

 On August 30, 2018 continuing with the instructions given by the Commissioner of Capital Markets, Insurance and Savings of Israel, IDBD has sold 5% of its stake in Clal through a swap transaction in the same conditions that applied to the swap transactions performed in the preceding months of May and August 2017, January and May 2018. The consideration was set at an amount of approximately NIS 173 million (equivalent to approximately Ps. 1,766). After the completion of the transaction, IDBD’s interest in Clal was reduced to 29.8% of its share capital.

 Agreement to sell plot of land in USA

 In August 2018, a subsidiary of IDBG signed an agreement to sell a plot of land next to the Tivoli project in Las Vegas for a consideration of US$ 18 (approximately Ps. 673 as of the date of issuance of these financial statements). As of June 30, 2018, the book value of the plot of land was classified as assets held for sale according to IFRS 5 conditions.

 Sale of Jatobá farm

 On June 13, 2018, the Company signed a purchase/sale agreement for a total of 9,784 hectares (7,485 of arable hectares) of the Jatobá farm, rural property located in Municipality of Jaborandi-Brazil, for the amount of 285 bags per useful hectare at Ps. 1,254 per bag.

 On July 31, 2018, the first installment was paid for 300,000 soybean bags, for an amount of Ps. 142 as agreed in the contract. In addition, possession was granted so revenue was recognized by the Company. The remaining balance will be paid in six annual installments.

 Devaluation of the Argentine Peso

 As of the date of issuance of these financial statements, the argentine peso has suffered a devaluation against the US dollar and other currencies, close to 27.2%, which has an impact on the figures presented on these financial statements, due mainly for the exposure to the devaluation of our financial assets and liabilities nominated in foreign currency.

 Export withholdings

 On September 3, 2018, 793/2018 Decree was issued which modifies withholding export taxes. Such decree determines until December 30, 2020 an additional withholding export tax of 12% to the exports of all goods. The abovementioned tax should not exceed 4 pesos per dollar of the good price in the case of primary goods and 3 pesos per dollar of the goods price for the rest of the products.

 CRESUD Shareholders’ Meeting

 CRESUD Shareholders’ Meeting, held on October 29, 2018, approved among others, Ps. 4,984 of net income for the fiscal year ended June 30, 2018 to the constitution of a special reserve that may be allocated to new projects according to the business development plan of CRESUD, to the distribution of dividends, or to the cancellation of commitments authorizing the Board of directors to decide the application of the funds to any of said destinations.

 Furthermore, the Shareholders’ Meeting decided to appropriate the remaining undistributed earnings in the amount of Ps. 9,647 to a special reserve that may be allocated to new projects according to the business development plan of CRESUD, to the distribution of dividends, or to the cancellation of commitments.

 In addition, it decided to distribute for up to the amount of 20,656,215 Treasury shares as follows: (i) 93,020 for the incentive equity plan and (ii) 20,563,195 among shareholders in proportion to their shareholdings

 On the other hand, it approved an Amendment to Articles Eighth (in relation to the Issuance of Shares), Eleventh (as regards Negotiable Obligations), and Twenty-Second (as regards the Audit Committee) of the By Laws in order to adapt to the new legal provisions.